Note 10 - Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer	¥ 47,955	¥ 45,467	¥ 42,919
Minimum [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan Employer Percentage Contribution	10.00%
Maximum [Member]
Note 10 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan Employer Percentage Contribution	22.00%